Income Taxes	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

The individual entities within the Company file individual tax returns as per the regulations existing in their respective jurisdictions.

The fiscal year under the Indian Income Tax Act ends on March 31. A portion of the Company’s Indian operations qualify for deduction from taxable income because its profits are attributable to undertakings engaged in development of solar power projects under section 80-IA of the Indian Income Tax Act, 1961. This holiday is available for a period of ten consecutive years out of fifteen years beginning from the year in which the Company generates power (“Tax Holiday Period”), however, the exemption is only available to the projects completed on or before March 31, 2017. The Company anticipates that it will claim the aforesaid deduction in the last ten years out of fifteen years beginning with the year in which the Company generates power and when it has taxable income. Accordingly, its current operations are taxable at the normally applicable tax rates.

The Company had adopted the provisions of ASC Topic 740 as they relate to uncertain income tax positions. Tax exposures can involve complex issues and may require extended periods to resolve. The Company does not have any uncertain tax positions requiring recognition. The Company reassesses its tax positions in light of changing facts and circumstances, such as the closing of a tax audit, refinement of an estimate, or changes in tax codes. To the extent that the final tax outcome of these matters differs from the amounts recorded, such differences will impact the provision for income taxes in the period in which such determination is made.

The provision (benefit) for income taxes consists of the following:

	Year ended March 31,
	2017	2018	2019	(INR)
	INR	INR	INR	US$
Current tax expense/(benefit)*	509,083	(117,399)	128,022	1,851
Withholding Tax on interest on Inter-corporate debt	—	133,715	192,360	2,781
Deferred income tax expense/(benefit)	383,250	(269,198)	(167,570)	(2,423)
Total	892,333	(252,882)	152,812	2,210

*	Current tax on profit before tax.

Income/(loss) before income taxes is as follows:

	March 31,
	2017	2018	2019	2019
	(INR)	(INR)	(INR)	(US$)
Domestic operations	(28,504)	61,995	261,588	3,782
Foreign operations	(270,732)	(1,337,106)	29,717	430
Total	(299,236)	(1,275,111)	291,305	4,212

Net deferred income taxes in the consolidated balance sheet is as follows:

	March 31,
	2018	2019	2019
	(INR)	(INR)	(US$)
Deferred tax assets	1,767,733	2,734,923	39,544
Less: valuation allowance	(715,340)	(328,398)	(4,748)
Net deferred tax assets	1,052,393	2,406,525	34,796
Deferred tax liability	892,138	2,053,808	29,696

At March 31, 2019, the Company performed an analysis of the deferred tax asset valuation allowance. Based on the analysis, the Company has concluded that a valuation allowance offsetting the deferred tax assets is required as of March 31, 2019, on the basis that it is more likely than not that APGL itself will not be able to utilize the entirety of its net operating losses as it has no business operations of its own.

Change in the valuation allowance for deferred tax assets as of March 31, 2018 and March 31, 2019 is as follows:

	March 31,
	2018	2019	2019
	(INR)	(INR)	(US$)
Opening valuation allowance	12,845	715,340	10,343
Valuation allowance on adoption of ASU 2016-16	1,154,053	—	—
Movement during the Year	(451,558)	(386,942)	(5,595)
Closing valuation allowance	715,340	328,398	4,748

The significant components of the net deferred income tax assets and liabilities exclusive of amounts that would not have any tax consequences because they will reverse within the Tax Holiday Period, are as follows:

	As of March 31,
	2018	2019	2019
	(INR)	(INR)	(US$)
Deferred tax assets:
Net operating loss	550,923	1,428,914	20,661
Tax on Inter — Company margin	500,474	205,129	2,966
Deferred revenue	216,225	315,881	4,567
Asset retirement obligation	79,325	141,523	2,046
Depreciation and amortization	957,272	827,576	7,218
Minimum alternate tax credit	456,152	767,307	11,095
Allowance for doubtful accounts	15,541	13,976	202
Other deductible temporary difference	59,410	83,312	1,205
Valuation allowance	(715,340)	(328,398)	(4,748)
Deferred tax liabilities:
Depreciation and amortization	(1,911,206)	(2,790,299)	(35,597)
Other comprehensive income	(48,521)	(312,204)	(4,514)
Net deferred tax (liability) asset	160,255	352,717	5,101

The effective income tax rate differs from the amount computed by applying the statutory income tax rate to loss before income taxes as follows:

	For the Year ended March 31,
	2017		2018		2019
	Tax (INR)%		Tax (INR)%		Tax (INR)%		US$
Statutory income tax (benefit)/expense	(103,494)	(34.60)%	(445,523)	(34.94)%	101,782	34.94%	1,472
Temporary differences reversing in the Tax Holiday Period	223,897	74.87%	333,565	26.12%	303,660	(103.92)%	4,391
Taxes on intercompany transaction reversing in the Tax Holiday Period	741,474	247.96%	—	—	—	—	—
Impact of changes in tax rate	—	—	112,547	8.83%	—	—	—
Permanent timing differences	—	—	116,739	9.16%	28,895	9.92%	418
Valuation allowance created / (reversed) during the year	4,274	1.42%	(451,558)	(35.41)%	(386,942)	(112.73)%	(5,595)
Other difference	26,182	8.55%	81,348	6.38	105,417	224.03%	1,524
Total	892,333	298.20%	(252,882)	(19.8)%	152,812	52.24%	2,210

For the fiscal year ended March 31, 2019, the statutory income tax rate as per the Income Tax Act, 1961 is 34.61%. As of March 31, 2017, 2018, and 2019, deferred income taxes have not been provided for the Company’s share of undistributed net earnings of foreign operations due to management’s intent to reinvest such amounts indefinitely. Those earnings totalled INR 1,315,335 INR 1,572,635 and INR 989,554 (US$ 14,308) for the years ended March 31, 2017, 2018 and 2019, respectively.